Annual Total Returns - Calvert Impact Fund, Inc. - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Global Energy Solutions Fund
Prospectus [Line Items]
Annual Return [Percent]	32.26%	(7.33%)	5.38%	(17.65%)	6.50%	61.14%	33.16%	(19.67%)	29.41%	(7.73%)
Calvert Global Water Fund
Prospectus [Line Items]
Annual Return [Percent]	14.36%	3.94%	18.31%	(19.62%)	22.60%	14.78%	28.02%	(13.63%)	18.88%	13.99%
Calvert Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(6.41%)	11.93%	11.44%	(16.11%)	19.67%	14.64%	26.01%	(6.85%)	13.20%	20.00%
Calvert Green Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.18%	1.72%	6.64%	(13.01%)	(1.92%)	6.99%	8.01%	0.29%	3.01%	3.66%